Loans (Schedule Of Acquired Purchase Credit Impaired Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	$ 46,355	$ 39,716
Unpaid balance	49,863	48,686
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	40,368	16,063
Unpaid balance	41,608	18,573
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	4,763	19,929
Unpaid balance	6,514	25,504
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	1,172	3,672
Unpaid balance	1,677	4,533
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value	52	52
Unpaid balance	$ 64	$ 76